Other Non-Current Assets - Additional Information (Details) - EUR (€) € in Millions	May 29, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Other Non Current Assets [Line Items]
Investments accounted for using the equity method		€ 196	€ 3,591
Other non-current assets		3,031	2,667
Regeneron
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income	€ 221	152
Sale of stock, number of shares issued in transaction (in shares)	22,800,000
Investments accounted for using the equity method	€ 3,668
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income		872	€ 380
Trading equity securities | Associates
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income		€ 360